Loss before income tax - Loss before income tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018		Jan. 31, 2017
Research and development
Employee benefit expense	£ 14,245	£ 10,093		£ 8,077
Share-based payment expense	4,743	1,607		1,379
Amortization of intangible assets	829	106	[1]	10
Research and development expense	39,174	28,970	[1]	18,952
General and administration
Other operating income (expense)	12,342	11,999	[1]	8,277
Research and development
Research and development
Employee benefit expense	6,264	5,616		4,218
Share-based payment expense	1,091	327		374
Program related costs	29,868	21,810		13,605
Amortization of intangible assets	829	105		10
Other research and development costs	1,122	1,112		745
Research and development expense	39,174	28,970		18,952
General and administration
Research and development
Employee benefit expense	3,238	2,870		2,480
Share-based payment expense	3,652	1,280		1,005
General and administration
Foreign exchange (gain) / loss	(491)	1,986		533
Depreciation of property, plant and equipment	309	141		48
Loss on disposal of assets	43	40		0
Other general and administration costs	4,818	5,613		4,211
Loss on contingent consideration	754	0		0
Royalty expense	19	69		0
Other operating income (expense)	£ 12,342	£ 11,999		£ 8,277

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 15 Revenue from contracts with customers.’